Intangible Assets and Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortization Expense [Abstract]
Finite-Lived Intangible Assets, Amortization Expense	$ 87,441	$ 77,845	$ 70,294
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2012	83,685
2013	79,719
2014	77,507
2015	75,567
2016	71,060
Indefinite Lived Intangible Assets [Line Items]
Carrying Amount	218,055	217,982
Intangible Assets	710,116	686,652
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,124,041	1,024,000
Accumulated Amortization	(631,980)	(555,330)
Goodwill [Roll Forward]
Goodwill	9,186,650	159,949
Goodwill acquired	0	0
Reclassifications	5,188	247,480
Foreign Currency Translation Adjustment	390	510
Goodwill	11,421,889	9,186,650	159,949
North America [Member]
Goodwill [Roll Forward]
Goodwill	7,314,622	7,024,745
Goodwill acquired	2,172,181	517,213
Reclassifications	0	(226,900)
Foreign Currency Translation Adjustment	210	(436)
Goodwill	9,487,013	7,314,622
International [Member]
Goodwill [Roll Forward]
Goodwill	1,464,089	955,774
Goodwill acquired	21,106	626,863
Reclassifications	(5,188)	(20,449)
Foreign Currency Translation Adjustment	41,352	(98,099)
Goodwill	1,521,359	1,464,089
Reporting Segment Domain [Member]
Goodwill [Roll Forward]
Goodwill	8,778,711	7,980,519
Goodwill acquired		1,144,076
Reclassifications	(5,188)	(247,349)
Foreign Currency Translation Adjustment	41,562	(98,535)
Goodwill	11,008,372	8,778,711
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	317,080	257,466
Accumulated Amortization	(213,639)	(186,659)
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	107,696	110,866
Accumulated Amortization	(40,849)	(32,582)
License and distribution agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	225,393	223,828
Accumulated Amortization	(98,757)	(80,622)
Self-developed software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	72,328	55,600
Accumulated Amortization	(32,496)	(28,193)
Other intangible assets category [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	343,867	317,579
Accumulated Amortization	(246,239)	(227,274)
Construction in Progress [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	57,677	58,661
Tradename [Member]
Indefinite Lived Intangible Assets [Line Items]
Intangible Assets	209,712	209,640
Management contracts [Member]
Indefinite Lived Intangible Assets [Line Items]
Intangible Assets	$ 8,343	$ 8,342